Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Taxes [Line Items]
Net decrease in valuation allowances	$ 4,652	$ 9,297
Tax credits, net capital and operating loss carryforwards	699,023	591,626
Tax credits, net capital and operating loss carryforwards having expiration date	$ 202,193	$ 85,347
Tax credit net capital and operating loss carryforwards expiration dates	through 2044	through 2043
Gross unrecognized tax benefits	$ 151,822	$ 196,949	$ 213,031	$ 195,196
Accrued income taxes payable for interest and penalties relating to unrecognized tax benefits	30,495	35,065
Interest and penalties recognized in the statements of income, relating to unrecognized tax benefits (net of reversals)	4,617	2,253
Unrecognized deferred tax liability for undistributed earnings of foreign subsidiary due to indefinitely reinvestment	101,725	$ 81,700
Fiscal Year 2025 [Member]
Income Taxes [Line Items]
Expected decrease in unrecognized tax benefits within next 12 months due to lapse of statutes of limitations	$ 5,179
GUERNSEY
Income Taxes [Line Items]
Statutory Guernsey tax rate	0.00%	0.00%	0.00%
Prepaid Expenses and Other Current Assets [Member]
Income Taxes [Line Items]
Tax receivable balance	$ 37,249	$ 44,531